Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net loss	€ (29,286)	€ (18,970)
Elements that may be reclassified subsequently to income (loss)
Currency translation adjustment	(30)	14
Elements that may not be reclassified subsequently to income (loss)
Remeasurement of defined benefits liabilities	(66)	(46)
Tax effect		16
Other comprehensive income (loss)	(96)	(17)
Total comprehensive income (loss)	€ (29,382)	€ (18,987)